Retirement, Postretirement And Other Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Retirement, Postretirement And Other Benefit Plans [Abstract]
Obligations And Funded Status

Obligations and Funded Status (dollars in millions)

	Retirement Benefits		Post-Retirement Benefits
	2015	2014	2015	2014
Change in benefit obligation
Benefit obligation at beginning of year	$463.6	$452.4	$38.6	$38.8
Service cost	0.2	0.2	–	–
Interest cost	16.9	20.2	1.4	1.6
Plan amendments, curtailments, and settlements	(2.4)	(29.5)	–	–
Actuarial (gain) / loss	(10.9)	50.4	(1.6)	0.8
Benefits paid	(21.3)	(25.8)	(4.9)	(4.3)
Other(1)	(0.6)	(4.3)	1.6	1.7
Benefit obligation at end of year	445.5	463.6	35.1	38.6
Change in plan assets
Fair value of plan assets at beginning of period	359.9	356.9	–	–
Actual return on plan assets	(12.3)	28.5	–	–
Employer contributions	12.8	33.7	3.3	2.5
Plan settlements	(1.1)	(29.3)	–	–
Benefits paid	(21.3)	(25.8)	(4.9)	(4.3)
Other(1)	(0.1)	(4.1)	1.6	1.8
Fair value of plan assets at end of period	337.9	359.9	–	–
Funded status at end of year(2)(3)	$(107.6)	$(103.7)	$(35.1)	$(38.6)

(1)Consists of the following: plan participants’ contributions and currency translation adjustments.

(2)These amounts were recognized as liabilities in the Consolidated Balance Sheet at December 31, 2015 and 2014.

(3)Company assets of $85.9 million and $91.0 million as of December 31, 2015 and December 31, 2014, respectively, related to the non-qualified U.S. executive retirement plan obligation are not included in plan assets but related liabilities are in the benefit obligation.

Defined Benefit Plans With Accumulated Benefit Obligation In Excess Of Plan Assets

Defined Benefit Plans with an Accumulated Benefit Obligation in Excess of Plan Assets (dollars in millions)

	December 31,
	2015	2014
Projected benefit obligation	$439.3	$463.6
Accumulated benefit obligation	439.3	463.1
Fair value of plan assets	331.7	359.9

Net Periodic Benefit Cost And Other Amounts Recognized In OCI

Net Periodic Benefit Costs and Other Amounts (dollars in millions)

	Retirement Benefits			Post-Retirement Benefits
	2015	2014	2013	2015	2014	2013
Service cost	$0.2	$0.2	$0.5	$–	$–	$0.1
Interest cost	16.9	20.2	17.8	1.4	1.6	1.6
Expected return on plan assets	(20.1)	(20.8)	(18.9)	–	–	–
Amortization of prior service cost	–	–	–	(0.5)	(0.5)	(0.6)
Amortization of net loss/(gain)	2.6	7.5	1.0	(0.3)	(0.7)	(0.2)
Settlement and curtailment (gain)/loss	–	2.9	0.2	–	–	(0.3)
Net periodic benefit cost (credit)	(0.4)	10.0	0.6	0.6	0.4	0.6

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net loss / (gain)	20.9	42.6	(17.1)	(1.5)	1.0	(2.5)
Amortization, settlement or curtailment recognition of net (loss) / gain	(2.6)	(10.4)	(1.1)	0.3	0.7	0.1
Amortization, settlement or curtailment recognition of prior service credit	–	–	–	0.5	0.5	1.4
Total recognized in OCI	18.3	32.2	(18.2)	(0.7)	2.2	(1.0)
Total recognized in net periodic benefit cost and OCI	$17.9	$42.2	$(17.6)	$(0.1)	$2.6	$(0.4)

Weighted Average Assumptions Used To Determine Net Periodic Benefit Costs

Weighted Average Assumptions

	Retirement Benefits		Post-Retirement Benefits
	2015	2014	2015	2014
Discount rate	3.74%	4.58%	3.74%	4.50%
Expected long-term return on plan assets	5.75%	5.74%	(1)	(1)
Rate of compensation increases	0.09%	3.03%	(1)	(1)

Weighted Average Assumptions Used In Measurement Of Benefit Obligations

Weighted Average Assumptions

	Retirement Benefits		Post-Retirement Benefits
	2015	2014	2015	2014
Discount rate	3.97%	3.74%	3.99%	3.74%
Rate of compensation increases	–	0.09%	(1)	(1)
Health care cost trend rate
Pre-65	(1)	(1)	6.70%	7.20%
Post-65	(1)	(1)	8.20%	7.30%
Ultimate health care cost trend rate	(1)	(1)	4.50%	4.50%
Year ultimate reached	(1)	(1)	2037	2029

Asset Fair Value Measurements

Fair Value Measurements (dollars in millions)

December 31, 2015	Level 1	Level 2	Level 3	Total Fair Value
Cash	$1.7	$–	$–	$1.7
Mutual Fund	67.9	–	–	67.9
Common Collective Trust	–	183.1	–	183.1
Common Stock	19.7	–	–	19.7
Exchange Traded Funds	24.6	–	–	24.6
Short Term Investment Fund	–	1.7	–	1.7
Partnership	–	–	7.7	7.7
Hedge Fund	–	–	25.3	25.3
Insurance Contracts	–	–	6.2	6.2
	$113.9	$184.8	$39.2	$337.9

December 31, 2014	Level 1	Level 2	Level 3	Total Fair Value
Cash	$5.8	$–	$–	$5.8
Mutual Fund	72.0	–	–	72.0
Common Collective Trust	–	200.1	–	200.1
Common Stock	19.6	–	–	19.6
Exchange Traded Funds	25.7	–	–	25.7
Short Term Investment Fund	–	1.5	–	1.5
Partnership	–	–	9.7	9.7
Hedge Fund	–	–	25.5	25.5
	$123.1	$201.6	$35.2	$359.9

Changes In Fair Value Of Plans Level 3 Assets

Fair Value of Level 3 Assets (dollars in millions)

	Total	Partnership	Hedge Funds	Insurance Contracts
December 31, 2014	$35.2	$9.7	$25.5	$–
Realized and Unrealized losses	(2.2)	(2.0)	(0.2)	–
Purchases, sales, and settlements, net	6.2	–	–	6.2
December 31, 2015	$39.2	$7.7	$25.3	$6.2
Change in Unrealized Losses for Investments still held at December 31, 2015	$(2.2)	$(2.0)	$(0.2)	$–

Summary Of Projected Benefits To Be Paid From Plan Assets Or From General Assets Using Current Actuarial Assumptions

Projected Benefits (dollars in millions)

For the years ended December 31,	Retirement Benefits	Gross Postretirement Benefits	Medicare Subsidy
2016	$26.0	$3.0	$0.3
2017	25.8	2.9	0.3
2018	25.9	2.9	0.3
2019	26.4	2.8	0.3
2020	28.6	2.7	0.4
2021-2025	138.4	12.0	0.8

Summary Of Restricted Stock and RSU Activity

Stock and Cash — Settled Awards Outstanding

	Stock-Settled Awards		Cash-Settled Awards
December 31, 2015	Number of Shares	Weighted Average Grant Date Value	Number of Shares	Weighted Average Grant Date Value
Unvested at beginning of period	2,268,484	$44.22	6,353	$41.99
Vested / unsettled awards at beginning of period	25,255	40.38	1,082	39.05
PSUs - granted to employees	445,020	45.88	–	–
PSUs - incremental for performance above 2012-14 targets	102,881	45.88	–	–
RSUs - granted to employees	2,001,931	45.36	–	–
RSUs - granted to directors	28,216	46.22	6,166	46.42
Forfeited / cancelled	(173,903)	45.30	–	–
Vested / settled awards	(1,273,961)	42.50	(3,978)	40.85
Vested / unsettled awards	(39,626)	40.46	–	–
Unvested at end of period	3,384,297	$45.55	9,623	$44.97

December 31, 2014
Unvested at beginning of period	2,219,463	$41.51	5,508	$41.93
Vested / unsettled Stock Salary at beginning of period	15,066	41.46	2,165	39.05
PSUs - granted to employees	138,685	47.77	–	–
RSUs - granted to employees	905,674	47.71	–	–
RSUs - granted to directors	35,683	43.07	4,046	42.01
Forfeited / cancelled	(107,445)	43.87	–	–
Vested / settled awards	(913,387)	41.70	(4,284)	41.20
Vested / unsettled Stock Salary Awards	(25,255)	40.38	(1,082)	39.05
Unvested at end of period	2,268,484	$44.22	6,353	$41.99